SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO	SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

February 18, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock All-Cap Energy & Resources Portfolio, BlackRock Energy & Resources Portfolio, BlackRock International Opportunities Portfolio, BlackRock Managed Volatility Portfolio, BlackRock Small Cap Growth Equity Portfolio and BlackRock U.S. Opportunities Portfolio, each a series of BlackRock FundsSM

(Securities Act File No. 33-26305

Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Class R Shares Prospectus of BlackRock All-Cap Energy & Resources Portfolio, BlackRock Energy & Resources Portfolio, BlackRock International Opportunities Portfolio, BlackRock Managed Volatility Portfolio, BlackRock Small Cap Growth Equity Portfolio and BlackRock U.S. Opportunities Portfolio (the “Funds”), each dated January 28, 2014, as filed pursuant to Rule 497(c) under the Securities Act of 1933, on February 3, 2014 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5856.

Very truly yours,

/s/ Gladys Chang Gladys Chang

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC

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